Consolidated statement of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Loss for the year	$ (212,393)	$ (60,361)	$ (35,625)
Items that may be reclassified to consolidated statement of operations in subsequent periods (net of tax):
Exchange differences from translation of foreign operations	(71,961)	17,185	(5,739)
Total other comprehensive income/(loss) for the year	(71,961)	17,185	(5,739)
Total comprehensive loss for the year	$ (284,354)	$ (43,176)	$ (41,364)